WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.3%
Education - 9.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Tapestry Charter School Project, Series A	5.000%	8/1/37	$500,000	$491,759
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	1,885,640
Build NYC Resource Corp., NY, Revenue:
East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	760,377	(a)
Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,523,502
Hempstead Town, NY, Local Development Corp. Revenue:
Hofstra University Project, Refunding	5.000%	7/1/42	1,100,000	1,146,426
Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,140,249
Madison County, NY, Capital Resource Corp. Revenue, Colgate University, Refunding	5.000%	7/1/40	4,000,000	4,071,711
New York State Dormitory Authority Revenue:
New York University, NATL, Series A	5.750%	7/1/27	3,895,000	4,089,599
Non-State Supported Debt, Fordham University	4.000%	7/1/50	5,000,000	5,000,796
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,368,746
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	3,125,000	3,480,475
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	548,384
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,003,696

Total Education				29,511,360

Health Care - 3.0%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	2,750,000	2,909,063
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	968,702
New York City, NY, Health & Hospital Corp. Revenue:
Health Systems, Series A, Refunding	4.000%	2/15/45	1,775,000	1,776,241
Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	864,670

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Oneida County, NY, Local Development Corp. Revenue:
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/31	$1,490,000	$1,652,910
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/46	1,800,000	1,723,539

Total Health Care				9,895,125

Housing - 1.3%
New York City, NY, HDC Revenue, Green Bond, Series A, HUD Section 8	4.600%	8/1/48	4,000,000	4,048,231

Industrial Revenue - 7.5%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,404,030	(a)(b)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	4,000,000	3,982,924
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,095,000	2,084,131	(a)
Goldman Sachs Headquarters	5.500%	10/1/37	9,000,000	10,759,848
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	1,900,000	1,708,884	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,700,000	1,746,629	(b)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	2,985,490	(a)(b)

Total Industrial Revenue				24,671,936

Local General Obligation - 0.6%
County of Nassau, NY, GO, General Improvement Bonds, Series B, AGM	5.000%	7/1/45	1,000,000	1,060,222
New York City, NY, GO, Series A	4.125%	8/1/53	1,000,000	1,011,876

Total Local General Obligation				2,072,098

Other - 2.9%
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Withholding	5.000%	7/15/43	9,000,000	9,623,811

See Notes to Schedule of Investments.

2	Western Asset New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - 3.3%
Long Island, NY, Power Authority, Electric System Revenue:
Series B, Refunding	0.850%	9/1/25	$2,500,000	$2,394,455	(c)(d)
Series B, Refunding	5.000%	9/1/46	7,000,000	7,240,297
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,500,000	393,750	*(e)
Series A	5.050%	7/1/42	230,000	60,375	*(e)
Series XX	5.250%	7/1/40	2,320,000	609,000	*(e)
Series ZZ	—	7/1/18	600,000	156,000	*(f)

Total Power				10,853,877

Pre-Refunded/Escrowed to Maturity - 0.0%††
New York State Dormitory Authority Revenue:
School Districts Financial Program Bonds, Series A, AGM	5.000%	10/1/31	10,000	11,163	(g)
Series B, Refunding	5.000%	2/15/43	10,000	10,855	(g)

Total Pre-Refunded/Escrowed to Maturity				22,018

Solid Waste/Resource Recovery - 1.8%
Rockland County, NY, Solid Waste Management Authority Revenue:
Green Bonds, Series A	4.000%	12/15/41	1,115,000	1,110,111	(b)
Green Bonds, Series A	4.000%	12/15/46	2,500,000	2,501,503	(b)
Green Bonds, Series A	4.000%	12/15/51	2,500,000	2,357,356	(b)

Total Solid Waste/Resource Recovery				5,968,970

Special Tax Obligation - 23.1%
New York City, NY, TFA Future Tax Secured Revenue:
Fiscal 2017	4.000%	5/1/36	1,500,000	1,525,996
Series A-3	4.000%	5/1/43	10,000,000	10,090,615
Series B-1	4.000%	11/1/41	14,300,000	14,577,976
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	5,000,000	5,516,351
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,598,617
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	9,500,000	10,167,505
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	9,000,000	9,537,450
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/44	5,315,000	5,719,101

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
New York State Urban Development Corp. Revenue:
Personal Income Tax, Series C, Refunding	5.000%	3/15/42	$7,030,000	$7,419,049
Personal Income Tax, Series C, Refunding	3.000%	3/15/48	1,000,000	807,230
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	720,000	627,586
CAB, Restructured, Series A-1	0.000%	7/1/46	680,000	214,046
Restructured, Series A-1	4.550%	7/1/40	150,000	151,103
Restructured, Series A-1	4.750%	7/1/53	3,300,000	3,274,100
Restructured, Series A-2	4.329%	7/1/40	1,000,000	995,214
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	3,450,000	3,740,085

Total Special Tax Obligation				75,962,024

State General Obligation - 0.7%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	4,879	4,784
CAB, Restructured, Series A-1	0.000%	7/1/33	38,702	24,180
Restructured, Series A-1	5.375%	7/1/25	33,493	34,247
Restructured, Series A-1	5.625%	7/1/27	33,190	35,132
Restructured, Series A-1	5.625%	7/1/29	32,651	35,463
Restructured, Series A-1	5.750%	7/1/31	31,714	35,342
Restructured, Series A-1	4.000%	7/1/33	30,073	29,514
Restructured, Series A-1	4.000%	7/1/35	412,032	399,457
Restructured, Series A-1	4.000%	7/1/37	1,470,000	1,407,747
Restructured, Series A-1	4.000%	7/1/41	241,544	222,343
Restructured, Series A-1	4.000%	7/1/46	32,805	29,343
Subseries CW	0.000%	11/1/43	132,960	72,630	(d)

Total State General Obligation				2,330,182

Transportation - 39.3%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	10,000,000	10,359,716
MTA, NY, Hudson Rail Yards Trust Obligations Revenue, Series A	5.000%	11/15/51	2,500,000	2,499,958
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	2,085,000	2,208,079
Green Bonds, Series C-1, Refunding	4.000%	11/15/31	1,500,000	1,541,037
Green Bonds, Series D	4.000%	11/15/48	500,000	480,887
Green Bonds, Series E, Refunding	5.000%	11/15/32	2,250,000	2,533,400

See Notes to Schedule of Investments.

4	Western Asset New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Green Bonds, Series E, Refunding	4.000%	11/15/45	$3,000,000	$2,932,277
Series A-2	5.000%	5/15/30	4,000,000	4,339,956	(c)(d)
Series B, Refunding	5.000%	11/15/37	285,000	292,834
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.250%	1/1/56	5,000,000	5,106,817
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,455,000	6,608,167	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	4,325,000	4,417,997	(b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	250,000	276,227	(b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	4,000,000	4,152,367	(b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.000%	6/30/49	2,000,000	2,090,563	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/34	900,000	983,675	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	1,800,000	1,944,759	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	600,000	592,644	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,615,000	9,625,277	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,885,000	1,884,214	(b)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	3,925,000	4,231,652
Port Authority of New York & New Jersey Revenue:
Consolidated Series 189, Refunding	5.000%	5/1/45	5,000,000	5,064,897
Consolidated Series 221	4.000%	7/15/45	4,500,000	4,421,501	(b)
Series 193, Refunding	5.000%	10/15/32	7,000,000	7,121,652	(b)
Series 193, Refunding	5.000%	10/15/33	10,530,000	10,711,181	(b)
Series 193, Refunding	5.000%	10/15/35	6,665,000	6,765,895	(b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A, Refunding	0.000%	11/15/29	16,235,000	13,303,792

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	$5,000,000	$5,292,988
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,400,000	2,595,596
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	4,400,000	4,769,963

Total Transportation				129,149,968

Water & Sewer - 3.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	4,000,000	4,053,453
Second General Resolution, Series CC	5.000%	6/15/48	5,000,000	5,230,867
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,500,000	1,479,592	(a)
Western Nassau County, NY, Water Authority Revenue, Green Bonds, Series A	4.000%	4/1/51	1,500,000	1,501,683

Total Water & Sewer				12,265,595

TOTAL MUNICIPAL BONDS (Cost - $314,999,557)				316,375,195

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(h) - 4.0%
Leasing - 1.1%
New York State Urban Development Corp., State Sales Tax Revenue Bonds, Series A	5.000%	3/15/47	3,400,000	3,797,195

Special Tax Obligation - 1.7%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	5,455,000	5,475,297

Water & Sewer - 1.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,550,000	3,987,008

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $12,661,051)				13,259,500

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $327,660,608)				329,634,695

SHORT-TERM INVESTMENTS - 0.9%
MUNICIPAL BONDS - 0.9%
General Obligations - 0.2%
New York City, NY, GO, Subseries I-4, Refunding, LOC - TD Bank N.A.	4.000%	4/1/36	800,000	800,000	(i)(j)

See Notes to Schedule of Investments.

6	Western Asset New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 0.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	4.050%	6/15/50	$1,800,000	$1,800,000	(i)(j)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	4.000%	6/15/48	400,000	400,000	(i)(j)

Total Water & Sewer				2,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,000,000)				3,000,000

TOTAL INVESTMENTS - 101.2% (Cost - $330,660,608)				332,634,695
TOB Floating Rate Notes - (2.1)%				(6,790,000)
Other Assets in Excess of Other Liabilities - 0.9%				2,829,679

TOTAL NET ASSETS - 100.0%				$328,674,374

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of December 31, 2023.

(f)	The maturity principal is currently in default as of December 31, 2023.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2023 Quarterly Report	7

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
GO	— General Obligation
HDC	— Housing Development Corporation
HUD	— Housing & Urban Development
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset New York Municipals Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in openend funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

Western Asset New York Municipals Fund 2023 Quarterly Report	9

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

10	Western Asset New York Municipals Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$316,375,195	—	$316,375,195
Municipal Bonds Deposited in Tender Option Bond Trusts	—	13,259,500	—	13,259,500

Total Long-Term Investments	—	329,634,695	—	329,634,695

Short-Term Investments†	—	3,000,000	—	3,000,000

Total Investments	—	$332,634,695	—	$332,634,695

†	See Schedule of Investments for additional detailed categorizations.

Western Asset New York Municipals Fund 2023 Quarterly Report	11